SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES DATED MAY 1, 2013

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT

                      Polaris Advantage Variable Annuity
                     Polaris Advantage II Variable Annuity
                       Polaris Choice IV Variable Annuity
                     Polaris Platinum III Variable Annuity
                  Polaris Preferred Solution Variable Annuity

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                        FS VARIABLE SEPARATE ACCOUNT

                   Polaris Advantage NY Variable Annuity
                  Polaris Advantage II NY Variable Annuity
                   Polaris Choice IV NY Variable Annuity
                 Polaris Platinum III NY Variable Annuity
              Polaris Preferred Solution NY Variable Annuity
------------------------------------------------------------------------------

Effective August 12, 2013, the Protected Asset Allocation SAST Portfolio will change its name to the VCP Managed Asset Allocation SAST Portfolio. On such date, all references to the Protected Asset Allocation SAST Portfolio in the prospectus will become references to the VCP Managed Asset Allocation SAST Portfolio.

Underlying Fund:                Managed by:             Trust:     Asset Class:
----------------                ------------            ------     ------------
VCP Managed Asset Allocation    Capital Research and    SAST       Balanced
SAST Portfolio                  Management Company





Dated:  June 3, 2013


             Please keep this Supplement with your Prospectus